GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL
GOODWILL

NOTE 11 — GOODWILL

The changes in goodwill are as follows:

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2018	14,500,381	(6,609,239)	7,891,142
(+/-) Foreign exchange effect	2,283,577	(1,062,329)	1,221,248
Balance as of December 31, 2018	16,783,958	(7,671,568)	9,112,390
(+/-) Foreign exchange effect	661,247	(304,326)	356,921
Balance as of December 31, 2019	17,445,205	(7,975,894)	9,469,311
(+/-) Foreign exchange effect	4,976,383	(2,342,175)	2,634,208
Balance as of December 31, 2020	22,421,588	(10,318,069)	12,103,519

The amounts of goodwill by segment are as follows:

	2020	2019	2018
Brazil	373,135	373,135	373,135
Special Steel	3,828,841	2,969,752	2,854,888
North America	7,901,543	6,126,424	5,884,367
	12,103,519	9,469,311	9,112,390